Investments in Equity Method Investees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 05, 2020
Investments in Equity Method Investees [Abstract]
Equity method investment	$ 1,145,404	$ 1,179,300
Investment amount	165,871			$ 1,217,039
Partnership interest percentage				28.00%
Investment loss	$ 229	$ 80	$ 13,758